LOOMIS SAYLES CAPITAL INCOME FUND

Supplement dated August 25, 2014 to the Prospectus and Summary Prospectus of the Loomis Sayles Capital Income Fund (the “Fund”), dated April 1, 2014, as may be revised and supplemented from time to time.

Effective immediately, Warren N. Koontz no longer serves as a co-portfolio manager of the Fund. Daniel J. Fuss and Arthur J. Barry remain as co-portfolio managers of the Fund. Accordingly, effective immediately, all references to Mr. Koontz in the Fund’s prospectus and summary prospectus are hereby deleted.

LOOMIS SAYLES CAPITAL INCOME FUND

LOOMIS SAYLES VALUE FUND

(together, the “Funds”)

Supplement dated August 25, 2014, to the Loomis Sayles Value Fund Statement of Additional Information dated February 1, 2014, and the Loomis Sayles Capital Income Fund Statement of Additional Information dated April 1, 2014 (together, the “Statements of Additional Information”), as may be revised or supplemented from time to time.

Effective immediately, Warren N. Koontz no longer serves as a co-portfolio manager to the Funds. Accordingly, effective immediately, all references to Mr. Koontz and corresponding disclosure related to Mr. Koontz in the Statements of Additional Information are hereby removed.